Other Income And Other Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
All other income and commissions:
Other service charges	$ 12,532,000	$ 11,731,000	$ 11,610,000
ATM interchange fees	12,425,000	11,965,000	11,917,000
Deferred compensation	6,322,000	3,025,000	(1,369,000)
Electronic banking fees	5,082,000	5,477,000	5,840,000
Letter of credit fees	4,661,000	4,103,000	4,621,000
Mortgage banking	4,649,000	10,215,000	3,870,000
Insurance commissions	2,514,000	2,981,000	2,627,000
Gain/(loss) on extinguishment of debt	(14,329,000)	0	5,793,000
Other	11,029,000	14,734,000	15,821,000
Total	44,885,000	64,231,000	60,730,000
All other expense:
Litigation and regulatory matters	40,517,000	30,469,000	187,607,000
Travel and entertainment	11,462,000	10,275,000	9,590,000
Other insurance and taxes	9,686,000	10,891,000	12,941,000
Customer relations	5,750,000	6,255,000	5,382,000
Employee training and dues	5,551,000	5,691,000	5,390,000
Supplies	4,106,000	4,434,000	3,827,000
Tax credit investments	3,468,000	3,349,000	4,582,000
Miscellaneous loan costs	2,751,000	2,586,000	2,656,000
OREO	1,006,000	773,000	2,104,000
Other	48,891,000	41,568,000	34,123,000
Total	133,188,000	$ 116,291,000	$ 268,202,000
Class of Stock [Line Items]
Charitable contribution	$ 8,800,000
Visa Class B Shares
Class of Stock [Line Items]
Stock issued for charitable contributions (in shares)	65,000
Cost basis of shared issued for charitable contribution	$ 0